REAL ESTATE INVESTMENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Real Estate [Abstract]
REAL ESTATE INVESTMENTS
NOTE 4. REAL ESTATE INVESTMENTS, NET

As of June 30, 2019, the Company’s real estate investment portfolio consisted of 24 operating properties and one parcel of land in 13 states, consisting of: (i) nine retail, (ii) 10 office and (iii) five industrial properties and (iv) one parcel of land, which currently serves as an easement to one of the Company’s office properties. The following table provides summary information regarding the Company’s real estate investment portfolio as of June 30, 2019:

Property	Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Accredo Health	Orlando, FL	6/15/2016	Office	$9,855,847	$1,053,637	$(1,516,731)	$9,392,753
Walgreens	Stockbridge, GA	6/21/2016	Retail	4,147,948	705,423	(997,540)	3,855,831
Dollar General	Litchfield, ME	11/4/2016	Retail	1,281,812	116,302	(105,640)	1,292,474
Dollar General	Wilton, ME	11/4/2016	Retail	1,543,776	140,653	(135,196)	1,549,233
Dollar General	Thompsontown, PA	11/4/2016	Retail	1,199,860	106,730	(101,501)	1,205,089
Dollar General	Mt. Gilead, OH	11/4/2016	Retail	1,174,188	111,847	(97,316)	1,188,719
Dollar General	Lakeside, OH	11/4/2016	Retail	1,112,872	100,857	(99,877)	1,113,852
Dollar General	Castalia, OH	11/4/2016	Retail	1,102,086	86,408	(97,041)	1,091,453
Dana	Cedar Park, TX	12/27/2016	Industrial	8,392,906	1,210,874	(1,246,883)	8,356,897
Northrop Grumman	Melbourne, FL	3/7/2017	Office	12,382,991	1,341,199	(1,794,441)	11,929,749
exp US Services	Maitland, FL	3/27/2017	Office	5,920,121	388,248	(497,611)	5,810,758
Harley	Bedford, TX	4/13/2017	Retail	13,178,288	—	(734,877)	12,443,411
Wyndham	Summerlin, NV	6/22/2017	Office	10,406,483	669,232	(638,485)	10,437,230
Williams Sonoma	Summerlin, NV	6/22/2017	Office	8,079,612	550,486	(591,123)	8,038,975
Omnicare	Richmond, VA	7/20/2017	Industrial	7,262,747	281,442	(465,575)	7,078,614
EMCOR	Cincinnati, OH	8/29/2017	Office	5,960,610	463,488	(335,108)	6,088,990
Husqvarna	Charlotte, NC	11/30/2017	Industrial	11,840,200	1,013,948	(578,086)	12,276,062
AvAir	Chandler, AZ	12/28/2017	Industrial	27,357,900	—	(1,070,027)	26,287,873
3M	DeKalb, IL	3/29/2018	Industrial	14,762,819	2,356,361	(1,608,573)	15,510,607
Cummins	Nashville, TN	4/4/2018	Office	14,465,491	1,536,998	(960,095)	15,042,394
Northrop Grumman Parcel	Melbourne, FL	6/21/2018	Land	329,410	—	—	329,410
24 Hour Fitness	Las Vegas, NV	7/27/2018	Retail	11,453,337	1,204,973	(428,401)	12,229,909
Texas Health	Dallas, TX	9/13/2018	Office	6,976,703	713,221	(235,372)	7,454,552
Bon Secours	Richmond, VA	10/31/2018	Office	10,042,551	800,356	(308,484)	10,534,423
Costco	Issaquah, WA	12/20/2018	Office	27,263,632	2,765,136	(702,672)	29,326,096
				$217,494,190	$17,717,819	$(15,346,655)	$219,865,354

Current Year Acquisitions and Dispositions

The Company did not acquire or dispose of any property during the six months ended June 30, 2019.

Prior Year Acquisitions

During the six months ended June 30, 2018, the Company acquired the following properties:

Property	Acquisition Date	Land	Buildings and Improvements	Tenant Origination and Absorption Costs	Below- Market Lease Intangibles	Total
3M	3/29/2018	$758,780	$14,004,039	$2,356,361	$(1,417,483)	$15,701,697
Cummins	4/4/2018	3,347,959	11,117,532	1,536,998	—	16,002,489
Northrop Grumman Parcel	6/21/2018	329,410	—	—	—	329,410
		$4,436,149	$25,121,571	$3,893,359	$(1,417,483)	$32,033,596

Purchase price	$32,033,596
Acquisition fees to affiliate	(930,000)
Cash paid for acquisition of real estate investments	$31,103,596

The capitalized acquisition fees paid to the Advisor for properties acquired during the six months ended June 30, 2018 are as follows:

Property	Amount
3M	$456,000
Cummins	465,000
Northrop Grumman Parcel	9,000
Total	$930,000

The Company also paid the Advisor capitalized acquisition fees of $49,507 during the six months ended June 30, 2018 related to additions to real estate investments. During the three and six months ended June 30, 2018, the Company recognized $906,155 and $929,127, respectively, of total revenue related to the acquired properties.

The non-cancelable lease terms of the properties acquired during the six months ended June 30, 2018 are as follows:

Property	Lease Expiration
3M	7/31/2022
Cummins	2/28/2023

The purchase price allocations reflected in the condensed consolidated financial statements are based upon estimates and assumptions at the time of acquisition that are subject to change which may impact the fair value of the assets and liabilities above (including real estate investments, other assets and accrued liabilities).

Prior Year Disposition

The Company did not dispose of any property during the six months ended June 30, 2018.

Operating Leases

The Company’s real estate properties are primarily leased to tenants under triple-net or double net leases for which terms and expirations vary. The Company monitors the credit of all tenants to stay abreast of any material changes in credit quality. The Company monitors tenant credit by (1) reviewing the credit ratings of tenants (or their parent companies or lease guarantors) that are rated by national recognized rating agencies; (2) reviewing financial statements and related metrics and information that are publicly available or that are required to be provided pursuant to the lease; (3) monitoring news reports and press releases regarding the tenants (or their parent companies or lease guarantors), and their underlying business and industry; and (4) monitoring the timeliness of rent collections.

As of June 30, 2019, the future minimum contractual rent payments due to the Company under the Company’s non-cancelable operating leases, excluding any renewal periods, are as follows:

July through December 2019	$8,838,687
2020	17,834,035
2021	16,752,518
2022	15,520,338
2023	13,317,933
2024	12,958,858
Thereafter	46,224,832
$131,447,201

Revenue Concentration

The Company’s revenue concentration based on tenants representing greater than 10% of total revenues for the three and six months ended June 30, 2019 and 2018 were as follows:

	Three Months Ended June 30, 2019		Three Months Ended June 30, 2018
Property and Location	Revenue	Percentage of Total Revenue	Revenue	Percentage of Total Revenue
Costco, Issaquah, WA	$697,522	11.8%	$—	—%
AvAir, Chandler, AZ	$666,774	11.3%	$653,374	14.9%
3M, DeKalb, IL	$—	—%	$506,229	11.5%

	Six Months Ended June 30, 2019		Six Months Ended June 30, 2018
Property and Location	Revenue	Percentage of Total Revenue	Revenue	Percentage of Total Revenue
Costco, Issaquah, WA	$1,376,025	11.7%	$—	—%
AvAir, Chandler, AZ	$1,333,549	11.3%	$1,289,146	16.4%

Asset Concentration

As of June 30, 2019 and December 31, 2018, the Company’s portfolio’s asset concentration (greater than 10% of total assets) was as follows:

	June 30, 2019		December 31, 2018
Property and Location	Net Carrying Value	Percentage of Total Assets	Net Carrying Value	Percentage of Total Assets
Costco, Issaquah, WA	$29,326,096	11.7%	$29,974,716	11.9%
AvAir, Chandler, AZ	$26,287,873	10.5%	$26,634,909	10.6%

Intangibles

As of June 30, 2019, the Company’s lease intangibles were as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
Cost	$17,717,819	$783,115	$(3,071,253)
Accumulated amortization	(4,569,358)	(247,390)	713,067
Net amount	$13,148,461	$535,725	$(2,358,186)

The intangible assets acquired in connection with these acquisitions have a weighted average amortization period of approximately 7.4 years as of June 30, 2019. The amortization of intangible assets over the next five years is expected to be as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
July through December 2019	$1,396,105	$48,524	$(237,195)
2020	2,792,209	97,045	(474,391)
2021	2,375,949	78,994	(474,391)
2022	1,839,880	63,719	(306,829)
2023	1,214,116	63,719	(78,369)
2024	1,066,544	63,719	(67,420)
Thereafter	2,463,658	120,005	(719,591)
	$13,148,461	$535,725	$(2,358,186)

Weighted-average remaining amortization period	7.0 years	6.8 years	9.7 years

NOTE 4. REAL ESTATE INVESTMENTS

As of December 31, 2018, the Company’s real estate investment portfolio consisted of 24 operating properties located in 13 states consisting of: (i) 10 retail, (ii) nine office, (iii) five industrial and (iv) one parcel of land, which currently serves as an easement to one of the Company’s office properties. The following table provides summary information regarding the Company’s real estate portfolio as of December 31, 2018:

Property	Location	Acquisition Date	Property Type	Land, Buildings and Improvements	Tenant Origination and Absorption Costs	Accumulated Depreciation and Amortization	Total Investment in Real Estate Property, Net
Accredo	Orlando, FL	6/15/2016	Office	$9,855,847	$1,053,637	$(1,265,678)	$9,643,806
Walgreens	Stockbridge, GA	6/21/2016	Retail	4,147,948	705,423	(833,561)	4,019,810
Dollar General	Litchfield, ME	11/4/2016	Retail	1,281,812	116,302	(85,518)	1,312,596
Dollar General	Wilton, ME	11/4/2016	Retail	1,543,776	140,653	(109,445)	1,574,984
Dollar General	Thompsontown, PA	11/4/2016	Retail	1,199,860	106,730	(82,167)	1,224,423
Dollar General	Mt. Gilead, OH	11/4/2016	Retail	1,174,188	111,847	(78,780)	1,207,255
Dollar General	Lakeside, OH	11/4/2016	Retail	1,112,872	100,857	(80,853)	1,132,876
Dollar General	Castalia, OH	11/4/2016	Retail	1,102,086	86,408	(78,557)	1,109,937
Dana	Cedar Park, TX	12/27/2016	Industrial	8,392,906	1,210,874	(1,001,594)	8,602,186
Northrop Grumman	Melbourne, FL	3/7/2017	Office	12,382,991	1,341,199	(1,402,927)	12,321,263
exp US Services	Maitland, FL	3/27/2017	Office	5,920,121	388,248	(389,042)	5,919,327
Harley	Bedford, TX	4/13/2017	Retail	13,178,288	—	(562,523)	12,615,765
Wyndham	Summerlin, NV	6/22/2017	Office	10,406,483	669,232	(461,240)	10,614,475
Williams Sonoma	Summerlin, NV	6/22/2017	Office	8,079,612	550,486	(435,346)	8,194,752
Omnicare	Richmond, VA	7/20/2017	Industrial	7,262,747	281,442	(343,275)	7,200,914
EMCOR	Cincinnati, OH	8/29/2017	Office	5,960,610	463,488	(245,453)	6,178,645
Husqvarna	Charlotte, NC	11/30/2017	Industrial	11,840,200	1,013,948	(399,615)	12,454,533
AvAir	Chandler, AZ	12/28/2017	Industrial	27,357,900	—	(722,991)	26,634,909
3M	DeKalb, IL	3/29/2018	Industrial	14,762,819	2,356,361	(985,899)	16,133,281
Cummins	Nashville, TN	4/4/2018	Office	14,465,491	1,536,998	(562,814)	15,439,675
Northrop Grumman Parcel	Melbourne, FL	6/21/2018	Land	329,410	—	—	329,410
24 Hour Fitness	Las Vegas, NV	7/27/2018	Retail	11,453,337	1,204,973	(204,887)	12,453,423
Texas Health	Dallas, TX	9/13/2018	Office	6,976,703	713,221	(86,716)	7,603,208
Bon Secours	Richmond, VA	10/31/2018	Office	10,042,551	800,356	(90,731)	10,752,176
Costco	Issaquah, WA	12/20/2018	Retail	27,263,632	2,765,136	(54,052)	29,974,716
				$217,494,190	$17,717,819	$(10,563,664)	$224,648,345

Acquisitions

Fiscal 2018:

During the year ended December 31, 2018, the Company acquired the following properties:

Property	Land	Buildings and Improvements	Tenant Origination and Absorption Costs	Above- Market Lease Intangibles	Below- Market Lease Intangibles	Total
3M	$758,780	$14,004,039	$2,356,361	$—	$(1,417,483)	$15,701,697
Cummins	3,347,959	11,117,531	1,536,998	—	—	16,002,488
Northrop Grumman Parcel	329,410	—	—	—	—	329,410
24 Hour Fitness	3,121,985	8,331,352	1,204,974	—	—	12,658,311
Texas Health	1,827,914	5,148,789	713,221	—	—	7,689,924
Bon Secours	1,658,659	8,383,892	800,356	—	—	10,842,907
Costco	8,202,915	19,060,717	2,765,136	—	—	30,028,768
	$19,247,622	$66,046,320	$9,377,046	$—	$(1,417,483)	$93,253,505

Purchase price and other acquisition costs	$93,253,505
Acquisition fees to affiliate	(2,702,043)
Acquisition of real estate before financing	$90,551,462

Capitalized acquisition fees paid to the Advisor for properties acquired during the year ended December 31, 2018 are as follows:

Property	Amount
3M	$456,000
Cummins	465,000
Northrop Grumman Parcel	9,000
24 Hour Fitness	366,000
Texas Health	222,750
Bon Secours	313,293
Costco	870,000
Total	$2,702,043

The Company also paid the Advisor capitalized acquisition fees of $50,296 during the year ended December 31, 2018 related to additions to real estate investments. During the year ended December 31, 2018, the Company recognized $3,773,997 of total revenue related to these recently-acquired properties.

The noncancellable lease terms of the properties acquired during the year ended December 31, 2018 are as follows:

Property	Lease Expiration
3M	7/31/2022
Cummins	2/28/2023
24 Hour Fitness	3/31/2030
Texas Health	12/31/2025
Bon Secours	8/31/2026
Costco	7/31/2025	(1)

(1)	The tenant’s right to cancel the lease on July 31, 2023 was not determined to be probable for financial accounting purposes.

Fiscal 2017:

During the year ended December 31, 2017, the Company acquired the following properties.

Property	Land	Buildings and Improvements	Tenant Origination and Absorption Costs	Above- Market Lease Intangibles	Below- Market Lease Intangibles	Total
Northrop Grumman	$1,191,024	$11,191,967	$1,341,199	$—	$—	$13,724,190
exp US Services	785,801	5,134,320	388,248	616,486	—	6,924,855
Harley	1,145,196	12,033,092	—	—	—	13,178,288
Wyndham	4,144,069	5,303,201	669,232	—	—	10,116,502
Williams Sonoma	3,546,744	3,478,337	550,486	—	(364,555)	7,211,012
Omnicare	800,772	6,242,156	281,442	—	—	7,324,370
EMCOR	427,589	5,533,021	463,488	—	(285,562)	6,138,536
Husqvarna	974,663	10,866,481	1,013,948	—	(852,044)	12,003,048
AvAir	3,493,673	23,859,451	—	—	—	27,353,124
	$16,509,531	$83,642,026	$4,708,043	$616,486	$(1,502,161)	$103,973,925

Purchase price and other acquisition costs	$103,973,925
Purchase deposits applied	(500,000)
Acquisition fees to affiliate	(3,015,057)
Acquisition of real estate before financing	$100,458,868

Capitalized acquisition fees paid to the Advisor for properties acquired during the year ended December 31, 2017 are as follows:

Property
Northrop Grumman	$398,100
exp US Services	200,837
Harley	382,500
Wyndham	292,970
Williams Sonoma	209,165
Omnicare	211,275
EMCOR	177,210
Husqvarna	348,000
AvAir	795,000
Total	$3,015,057

The Company also paid the Advisor capitalized acquisition fees of $20,555 during the year ended December 31, 2017 for additions to real estate investments. During the year ended December 31, 2017, the Company recognized $4,413,353 of total revenue related to these properties.

The noncancellable lease terms of the properties acquired during the year ended December 31, 2017 are as follows:

Property	Lease Expiration
Northrop Grumman	5/31/2021
exp US Services	11/30/2026
Harley	4/12/2032
Wyndham	2/28/2025
Williams Sonoma	10/31/2022
Omnicare	5/31/2026
EMCOR	2/28/2027
Husqvarna	6/30/2027(1)
AvAir	12/31/2032

(1)	The tenant’s right to cancel lease on June 30, 2025 was not determined to be probable for financial accounting purposes.

Asset Concentration

The Company’s portfolio asset concentration as of December 31 was as follows (greater than 10% of total assets):

	2018		2017
Property and Location	Net Carrying Value	Percentage of Total Assets	Net Carrying Value	Percentage of Total Assets
AvAir, Chandler, AZ	$26,634,909	10.6%	$27,353,125	17.4%
Costco, Issaquah, WA	$29,974,716	11.9%	$—	—

Revenue Concentration

The Company’s revenue concentration based on tenants representing greater than 10% of total revenues for the years ended December 31, 2018 and 2017 are as follows:

	2018		2017
Property and Location	Revenue	Percentage of Total Revenue	Revenue	Percentage of Total Revenue
AvAir, Chandler, AZ	$2,670,159	14.8%	$2,100,000	19.9%
Northrop Grumman, Melbourne, FL	$—	—	$1,162,274	11.0%

Operating Leases

The Company’s real estate properties are primarily leased to tenants under triple-net leases for which terms and expirations vary. The Company monitors the credit of all tenants to stay abreast of any material changes in credit quality. The Company monitors tenant credit by (1) reviewing the credit ratings of tenants (or their parent companies or lease guarantors) that are rated by national recognized rating agencies; (2) reviewing financial statements and related metrics and information that are publicly available or that are required to be provided pursuant to the lease; (3) monitoring news reports and press releases regarding the tenants (or their parent companies or lease guarantors), and their underlying business and industry; and (4) monitoring the timeliness of rent collections.

As of December 31, 2018, the future minimum contractual rent payments due under the Company’s operating leases, excluding any renewal periods, are as follows:

2019	$17,588,378
2020	17,834,035
2021	16,752,518
2022	15,520,338
2023	13,317,933
Thereafter	59,183,690
$140,196,892

Intangibles

As of December 31, 2018 and 2017, the Company’s intangible assets were as follows:

	2018			2017
	Tenant Origination and Absorption Costs	Above- Market Lease Intangibles	Below- Market Lease Intangibles	Tenant Origination and Absorption Costs	Above- Market Lease Intangibles	Below- Market Lease Intangibles
Cost	$17,717,819	$783,115	$(3,071,253)	$8,340,774	$783,115	$(1,653,771)
Accumulated amortization	(3,173,254)	(198,867)	475,871	(1,192,318)	(101,822)	69,542
Net amount	$14,544,565	$584,248	$(2,595,382)	$7,148,456	$681,293	$(1,584,229)

The intangible assets acquired in connection with these acquisitions have a weighted average amortization period of approximately 7.6 years as of December 31, 2018. As of December 31, 2018, amortization of intangible assets over the next five years is expected to be as follows:

	Tenant Origination and Absorption Costs	Above-Market Lease Intangibles	Below-Market Lease Intangibles
2019	$2,792,209	$97,045	$474,391
2020	2,792,209	97,045	474,391
2021	2,375,950	78,994	474,391
2022	1,839,880	63,720	306,829
2023	1,214,116	63,719	78,370
Thereafter	3,530,201	183,725	787,010
	$14,544,565	$584,248	$2,595,382
Weighted-Average Remaining Amortization Period	7.2 years	7.2 years	9.8 years